Average Annual Total Returns - Retirement Income Fund	Retirement Income Fund Class Past One Year	Retirement Income Fund Class Past Five Years	Retirement Income Fund Class Past Ten Years	Retirement Income Fund Class Return after taxes on distributions Past One Year	Retirement Income Fund Class Return after taxes on distributions Past Five Years	Retirement Income Fund Class Return after taxes on distributions Past Ten Years	Retirement Income Fund Class Return after taxes on distributions and sales of shares Past One Year	Retirement Income Fund Class Return after taxes on distributions and sales of shares Past Five Years	Retirement Income Fund Class Return after taxes on distributions and sales of shares Past Ten Years	Past One Year	Past Five Years	Past Ten Years	Return after taxes on distributions and sales of shares Past One Year	Return after taxes on distributions and sales of shares Past Five Years	Return after taxes on distributions and sales of shares Past Ten Years	S&P 500® Index (Index reflects no deduction for fees and expenses) Past One Year	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Five Years	S&P 500® Index (Index reflects no deduction for fees and expenses) Past Ten Years	Bloomberg Barclays U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses) Past One Year	Bloomberg Barclays U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses) Past Five Years	Bloomberg Barclays U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses) Past Ten Years
Total				7.59%	6.28%	5.75%	4.91%	4.69%	4.44%	0.58%	1.16%	0.60%	7.91%	4.35%	4.11%	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%